SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Accrued sales taxes payable	$ 2,394,591	$ 1,311,578
Other tax payable	3,712	3,108
Total	$ 2,398,303	1,314,686
VAT payable		1,311,578
Income tax payable		$ 3,108